Summary of Significant Accounting Policies - Summary of Activity in Gross and Net Accounts Receivable Balances and Reserves (Detail)	12 Months Ended
Dec. 31, 2017 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Gross and net accounts receivable, Beginning Balance	$ 128,969
Amounts Recognized Upon Delivery	3,842,687
Settlements Upon Adjudication	(2,778,230)
Gross and net accounts receivable, Ending Balance	1,193,426
Accounts Receivable Gross [Member]
Summary Of Significant Accounting Policies [Line Items]
Gross and net accounts receivable, Beginning Balance	128,969
Amounts Recognized Upon Delivery	15,957,419
Settlements Upon Adjudication	(9,149,325)
Gross and net accounts receivable, Ending Balance	6,937,063
Reserve for Contractual Discounts [Member]
Summary Of Significant Accounting Policies [Line Items]
Amounts Recognized Upon Delivery	(5,805,787)
Settlements Upon Adjudication	3,830,938
Gross and net accounts receivable, Ending Balance	(1,974,849)
Reserve for Aged Non-patient Receivables [Member]
Summary Of Significant Accounting Policies [Line Items]
Amounts Recognized Upon Delivery	(735,709)
Settlements Upon Adjudication	283,621
Gross and net accounts receivable, Ending Balance	(452,088)
Reserve for Estimated Patient Receivables [Member]
Summary Of Significant Accounting Policies [Line Items]
Amounts Recognized Upon Delivery	(169,479)
Settlements Upon Adjudication	81,359
Gross and net accounts receivable, Ending Balance	(88,120)
Reserve for Other Payer-specific Sales Allowances [Member]
Summary Of Significant Accounting Policies [Line Items]
Amounts Recognized Upon Delivery	(5,403,757)
Settlements Upon Adjudication	2,175,177
Gross and net accounts receivable, Ending Balance	$ (3,228,580)